Share Capital and Other Equity Instruments - Share Capital - Additional Information (Details) $ / shares in Units, $ in Thousands							1 Months Ended			12 Months Ended
	Oct. 20, 2021 shares	Dec. 30, 2020 CAD ($) shares	Nov. 25, 2020 CAD ($)	Nov. 03, 2020 CAD ($) Instrument shares	Jan. 29, 2020 CAD ($) shares	Feb. 27, 2019 CAD ($) shares	Jun. 30, 2019 CAD ($) shares	May 31, 2019 CAD ($) $ / shares	Apr. 30, 2019 CAD ($)	Dec. 31, 2021 $ / shares shares	Dec. 31, 2020 CAD ($) shares	Jul. 17, 2020 CAD ($) shares	May 21, 2019 shares
Disclosure Of Classes Of Share Capital [Line Items]
Par value per share | $ / shares								$ 15.21
Shares issued upon conversion of debt, Number | shares	1,098,577									1,098,577
Shares issued in settlement of license acquisition payment obligation | shares					96,833						299,141
Carrying value liabilities					$ 1,319
Shares issued in payment to suppliers					1,240	$ 545
Gain (loss) on extinguishment of liabilities						$ (80)					$ 79
Common shares, issued | shares		557,894					2,592,628
Fair value of warrants issued			$ 2,227	$ 10,263
Common share value				27,074
Share issue transaction costs				$ 2,755			$ 271
Number of instruments issued | Instrument				3
Common shares and prefunded warrants recognized in deficit amount				$ 2,048
Prefunded warrants exercised | shares		557,894
Proceeds from issue of common shares		$ 1					39,434
Amount reclassified from warrants to common shares		$ 2,623
Net proceeds from issue of common shares							$ 39,163
Shares issued in payment to suppliers, Number | shares						1,472
Carrying value accounts payable to suppliers						$ 465
Shares issued in payment to suppliers					$ 1,240	$ 545
Share purchase loan outstanding									$ 400
Amount held in escrow used for payment on loan extinguishment									$ 137
Top of Range
Disclosure Of Classes Of Share Capital [Line Items]
Proceeds from issue of common shares								$ 75,000
Rights offering additional shares offered | shares													20
Private Placement
Disclosure Of Classes Of Share Capital [Line Items]
Gross proceeds from private placement				$ 39,960
Common shares, issued | shares				5,757,894
Prefunded warrants issued | shares				557,894
Warrants issued | shares				6,315,788
Private Placement | S A L P
Disclosure Of Classes Of Share Capital [Line Items]
Gross proceeds from private placement				$ 19,980
Acquisition of Fairhaven
Disclosure Of Classes Of Share Capital [Line Items]
Number of shares issued, partial payment | shares												202,308
Fair value of common shares issued												$ 3,441
Common Shares
Disclosure Of Classes Of Share Capital [Line Items]
Share capital description										unlimited number authorized, participating, carrying one vote per share, entitled to dividends.
Preferred Shares
Disclosure Of Classes Of Share Capital [Line Items]
Share capital description										unlimited number authorized, issuable in one or more series.
Series A Preferred Shares
Disclosure Of Classes Of Share Capital [Line Items]
Share capital description										unlimited number authorized, no par value, non-voting, ranking in priority to the common shares, entitled to the same dividends as the common shares, non-transferable, redeemable at the redemption amount offered for the common shares upon a change in control event.
Par value per share | $ / shares										$ 0